Schedule of accounts receivable net of allowance for doubtful accounts (Details)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total accounts receivable, net	$ 159,967	$ 216,324	$ 243,716
Within One Month [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total accounts receivable, net	149,509	202,181	127,415
Between One To Two Months [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total accounts receivable, net	4,481	6,060	42,445
Two To Three Months [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total accounts receivable, net	2,178	2,946	59,960
More Than Three Months [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total accounts receivable, net	$ 3,799	$ 5,137	$ 13,896